CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment activities
Settlement of receivables through PPE contribution		$ 1,547,543
Investment in kind in other related parties (Note 15)	$ 437,780	921,390
Acquisition of assets financed by debt		7,637,972
Acquisition of assets through issuance of capital		15,000,000
Investing activities	437,780	$ 25,106,905
Financing activities
Acquisition of non-controlling interest in subsidiaries	255,893
Financing activities	$ 255,893